Consolidated Statements of Changes in Shareholders' Equity $ in Thousands		USD ($)	Share capital USD ($) shares	Additional paid-in capital USD ($)	Treasury shares USD ($) shares	Retained earnings USD ($)
Beginning balance (in shares) at Dec. 31, 2022 | shares			61,262,838
Beginning balance at Dec. 31, 2022		$ 2,506,808	$ 727	$ 3,049,732	$ (641,545)	$ 97,894
Net income for the period		546,898				546,898
Issuance of restricted stock, net of forfeitures (in shares) | shares			1,805,250
Issuance of restricted stock, net of forfeitures		0	$ 18	(18)
Equity settled share based compensation expense		47,340		47,340
Purchase of treasury shares (in shares) | shares			(9,960,323)
Purchase of treasury shares		(489,680)			(489,680)
Dividends paid	[1]	(57,660)				(57,660)
Ending balance (in shares) at Dec. 31, 2023 | shares			53,107,765
Ending balance at Dec. 31, 2023		2,553,706	$ 745	3,097,054	(1,131,225)	587,132
Net income for the period		668,774				668,774
Issuance of restricted stock, net of forfeitures (in shares) | shares			1,468,466
Issuance of restricted stock, net of forfeitures		0	$ 15	(15)
Equity settled share based compensation expense		62,509		62,509
Purchase of treasury shares (in shares) | shares			(4,653,189)
Purchase of treasury shares		(335,593)			$ (335,593)
Dividends paid	[1]	(83,515)				(83,515)
Ending balance (in shares) at Dec. 31, 2024 | shares			49,923,042		26,042,709
Ending balance at Dec. 31, 2024		2,865,881	$ 760	3,159,548	$ (1,466,818)	1,172,391
Net income for the period		344,292				344,292
Issuance of restricted stock, net of forfeitures (in shares) | shares			1,846,248
Issuance of restricted stock, net of forfeitures		0	$ 18	(18)
Equity settled share based compensation expense		71,654		71,654
Purchase of treasury shares (in shares) | shares			(6,500)
Purchase of treasury shares		(309)			$ (309)
Dividends paid	[1]	(82,520)				(82,520)
Ending balance (in shares) at Dec. 31, 2025 | shares			51,762,790		26,049,209
Ending balance at Dec. 31, 2025		$ 3,198,998	$ 778	$ 3,231,184	$ (1,467,127)	$ 1,434,163

[1]	The Company's policy is to distribute dividends from available retained earnings first and then from additional paid in capital.